Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	70 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000005470
Average Annual Return [Line Items]
Average Annual Return, Percent	3.59%	3.94%		9.93%
Without Sales Load [Member] | C000005471
Average Annual Return [Line Items]
Average Annual Return, Percent	3.33%	3.67%		9.64%
Without Sales Load [Member] | C000005472
Average Annual Return [Line Items]
Average Annual Return, Percent	3.04%	3.39%		9.34%
Without Sales Load [Member] | C000159676
Average Annual Return [Line Items]
Average Annual Return, Percent	3.74%	4.08%		10.07%
Without Sales Load [Member] | C000219320
Average Annual Return [Line Items]
Average Annual Return, Percent	4.41%	4.73%	14.82%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	21.42%
Russell Midcap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.66%	6.65%		12.49%
Russell Midcap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.66%	6.65%		12.49%
Russell Midcap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.66%	6.65%		12.49%
Russell Midcap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.66%	6.65%		12.49%
Russell Midcap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.66%	6.65%	17.64%